INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents trademarks and proprietary technology	Loyalty program	Brand	Distribution networks and other	Total assets
Gross Carrying Amount:
Balance at January 1, 2017	$—	$406	$120	$—	$—	$28	$554
Additions, net	67	1	18	—	—	12	98
Acquisitions through business combinations (1)	2,189	376	38	163	—	104	2,870
Disposition	(3)	(59)	(14)	—	—	—	(76)
Net foreign currency exchange differences	(100)	6	10	—	—	(2)	(86)
Balances at December 31, 2017	$2,153	$730	$172	$163	$—	$142	$3,360
Additions, net	104	2	19	—	—	28	153
Acquisitions through business combinations (1)	(31)	489	2,025	—	414	14	2,911
Disposition	(1)	—	(7)	—	—	—	(8)
Net foreign currency exchange differences	(313)	(49)	(26)	(13)	(3)	(11)	(415)
Balance at December 31, 2018	$1,912	$1,172	$2,183	$150	$411	$173	$6,001
Accumulated Amortization and Impairment
Balance at January 1, 2017	$—	$(133)	$(38)	$—	$—	$(12)	$(183)
Amortization expense	(57)	(50)	(15)	(5)	—	(5)	(132)
Net foreign currency exchange differences	—	(7)	(2)	—	—	—	(9)
Disposal	—	49	9	—	—	—	58
Balance at December 31, 2017	$(57)	$(141)	$(46)	$(5)	$—	$(17)	$(266)
Amortization expense	(69)	(80)	(75)	(11)	(10)	(4)	(249)
Net foreign currency exchange differences	6	18	8	1	—	—	33
Disposal	1	—	2	—	1	—	4
Balance at December 31, 2018	$(119)	$(203)	$(111)	$(15)	$(9)	$(21)	$(478)
Net book value
December 31, 2017	$2,096	$589	$126	$158	$—	$125	$3,094
December 31, 2018	$1,793	$969	$2,072	$135	$402	$152	$5,523
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(1)	See Note 3 for additional information.

(US$ MILLIONS)	2018	2017
Balance at beginning of year	$1,554	$1,152
Acquisitions through business combinations (1)	957	342
Foreign currency translation	(100)	60
Balance at end of year	$2,411	$1,554
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(1)	See Note 3 for additional information.